SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
11. SUBSEQUENT EVENTS

Amendment to 2005 Stock Option Plan

On October 7, 2013, the Company’s  Board of Directors adopted an amendment to the Company’s 2005 Plan, as amended that increased the number of shares of common stock authorized for issuance thereunder from 945,276 to 11,155,295.

Management Stock Option Awards

On October 7, 2013, the Board approved a planto grant 10-year stock options under the 2005 Plan to each of Glenn Mattes, the Company’s President and Chief Executive Officer, Alexander Zukiwski, M.D., the Company’s Chief Medical Officer, and Stefan Proniuk, Ph.D., the Company’s Vice President, Product Development, to purchase 5.5%, 4.5% and 0.65%, respectively, of the number of shares issued by the Company upon the conversion of the Debentures (the “Management Options”). The effective grant date of the Management Options was November 4, 2013, following the complete conversion of the Debentures pursuant to the Conversion Agreement, and the exercise price was fixed at $2.40 per share, reflecting the fair market value of the common stock. The total number of shares subject to the Management Options granted to Mr. Mattes, Dr. Zukiwski and Dr. Proniuk was 386,697, 314,582 and 45,701 shares, respectively. The right to purchase the shares subject to the Management Options will vest in 36 equal monthly installments commencing on the first month anniversary of the date of grant and continuing each month thereafter until fully vested, provided that such vesting shall accelerate upon a “change of control” of the Company, as such term is defined under the 2005 Plan (but excluding any transaction conducted primarily for purposes of raising capital).

Non-Employee Director Compensation

On October 7, 2013, the Board also adopted a standard compensation plan applicable to its non-employee directors (the “Director Compensation Plan”), pursuant to which the Company’s non-employee directors are entitled to cash and equity-based compensation for their services as directors of the Company.Further, on November 4, 2013, and in accordance with the Director Compensation Plan, the Board granted to each non-employee director, 10-year stock options under the 2005 Plan to purchase, at an exercise price of $2.40 per share, a number of shares of Common Stock equal to 0.10% of the then outstanding shares of Common Stock determined on a fully-diluted basis (i.e., assuming the issuance of all shares issuable upon the exercise or conversion of the Company’s outstanding options, warrants or other rights to acquire Common Stock, but excluding all shares reserved for issuance under the 2005 Plan (“Fully-Diluted Basis”)); provided, that the Company’s Chairman of the Board shall instead be granted a stock option to purchase 0.20% of the outstanding shares of Common Stock determined on a Fully-Diluted Basis (collectively the “Director Options”).

In addition to the Director Options described above, on November 4, 2013, the Board made one-time grants of 10-year stock options to Arie Belldegrun, M.D., the Company’s Chairman of the Board, and Steven Ruchefsky, to purchase a number of shares of Common Stock equal to 5.0% and 0.2%, respectively, of the shares of Common Stock outstanding on the effective date of such grant, determined on a Fully-Diluted Basis. Such options are subject to the same terms and conditions applicable to the Director Options.

Securities Purchase Agreement

On October 29, 2013, the Company entered into a Securities Purchase Agreement (the “2013 Purchase Agreement”) with certain purchasers identified therein (the “Purchasers”) pursuant to which the Company sold and the Purchasers purchased, an aggregate of 12,868,585 units of the Company’s securities (the “Units”), with each Unit consisting of the following:

(i)
either (a) one share of common stock (each a “Share,” and collectively, the “Shares”), or (b) a five-year common stock warrant to purchase one share of common stock (collectively, the “Series C Warrant Shares”) at an exercise price of $0.01 per share (collectively, the “Series C Warrants”);

(ii)	a five-year warrant to purchase one share of common stock (collectively, the “Series D Warrant Shares”) at an exercise price of $4.00 per share (collectively, the “Series D Warrants”); and

(iii)
a warrant, expiring on October 31, 2014, to purchase one share of common stock (collectively, the “Series E Warrant Shares,” and together with the Series C Warrant Shares and the Series D Warrant Shares, the “Warrant Shares”) at an exercise price of $2.40 per share (collectively, the “Series E Warrants,” and together with the Series C Warrants and the Series D Warrants, the “2013 Warrants”).

The Company sold and issued 8,413,354 Units consisting of Shares, Series D Warrants and Series E Warrants at a purchase price of $2.40 per Unit, and 4,455,231 Units consisting of Series C Warrants, Series D Warrants and Series E Warrants at a purchase price of $2.39 per Unit, for total gross proceeds to the Company of $30.84 million, before deducting fees and other transaction related expenses of approximately $750,000. A closing of the sale of 12,826,752 Units was completed on October 29, 2013, and the sale of the remaining 41,833 Units was completed on October 30, 2013.

The Purchase Agreement contains customary representations, warranties and covenants by each of the Company and the Purchasers. In addition, the Purchase Agreement provides that each Purchaser has a right, subject to certain exceptions described in the agreement, to participate in future issuances of equity and debt securities by the Company for a period of 18 months following the effective date of the Registration Statement (defined below under “—Registration Rights Agreement”).

Terms of the 2013 Warrants

Under the terms of the 2013 Purchase Agreement, each Purchaser had the option to elect to receive a Series C Warrant in lieu of a Share in connection with each Unit it purchased. The Series C Warrants have a five-year term and are exercisable at an initial exercise price of $0.01 per share. The Series D Warrants have a five-year term and are exercisable at an initial exercise price of $4.00 per share, subject to adjustment for stock splits, combinations, recapitalization events and certain dilutive issuances (as described below). The Series E Warrants are exercisable until October 31, 2014 at an initial exercise price of $2.40 per share, subject to adjustment for stock splits, combinations, recapitalization events and certain dilutive issuances (as described below). The applicable exercise price of the Series D Warrants and Series E Warrants (but not the Series C Warrants) is subject to a weighted-average price adjustment in the event the Company makes future issuances of common stock or rights to acquire common stock (subject to certain exceptions) at a per share price less than the applicable warrant exercise price. The Series D Warrants may be redeemed by the Company at a price of $0.01 per Warrant Share if, in addition to certain other conditions specified in such 2013 Warrants, for a period of 10 consecutive trading days following the effective date of a Securities Act registration statement covering the resale of the 2013 Warrant shares, the volume-weighted average price is at least $12.00 and the average daily trading volume of the common stock is at least 100,000 shares on each day during such 10-day period (in each case, subject to adjustment for stock splits, combinations and similar recapitalization events).

The 2013 Warrants are required to be exercised for cash, provided that if during the term of the Warrants there is not an effective registration statement under the Securities Act covering the resale of the shares issuable upon exercise of the Warrants, then the Warrants may be exercised on a cashless (net exercise) basis.

Registration Rights Agreement

Contemporaneously with the entry into the Purchase Agreement, and as contemplated thereby, the Company entered into a Registration Rights Agreement with the Purchasers. Pursuant to the terms of the Registration Rights Agreement, the Company agreed to file, on or before December 30, 2013 (the “Filing Date”), a registration statement under the Securities Act covering the resale of the Shares and Warrant Shares (the “Registration Statement”), and to cause such Registration Statement to be declared effective by the Commission as soon as practicable thereafter, but not later than 120 days following the date of the Registration Rights Agreement (the “Effectiveness Date”). If the Company does not file the Registration Statement by the Filing Date or obtain its effectiveness by the Effectiveness Date, then the Company is required to pay liquidated damages to the Purchasers in an amount equal to 1% of the aggregate purchase price paid by such Purchaser for the Units per month until the Registration Statement is filed or declared effective, as applicable, subject to a maximum of 10% of the aggregate purchase price paid by each Purchaser for the Units. The Company is required to maintain the effectiveness of the Registration Statement until all of the shares covered thereby are sold or may be sold pursuant to Rule 144 under the Securities Act without volume or manner of- sale restrictions and without the requirement that the Company be in compliance with the current public information requirements of Rule 144.

Conversion of 2012 Debentures

On October 29, 2013, the Company also entered into a Conversion Agreement (the “Conversion Agreement”) with all of the holders (the “Holders”) of its Debentures issued on November 26, 2012 and December 18, 2012 (See Note 6) in the original principal amount of $14,857,000.

Pursuant to the Conversion Agreement, the Holders agreed to convert the entire outstanding principal amount of their Debentures, together with accrued and unpaid interest through October 29, 2013, into shares of the Company’s common stock at a conversion price of $2.40 per share for a total of approximately 6,530,154 shares. As a result of such conversion, all of the Company’s obligations under the Debentures are fully satisfied.

As additional consideration for their agreement to convert the Debentures, the Company provided each Holder with one year of additional accrued interest at 8% per annum and extended the term of the Series B Warrants issued to the Holders in connection with their initial purchase of the Debentures to October 31, 2014. The additional year of accrued interest was satisfied by the issuance of shares of common stock at a price of $2.40 per share for a total additional issuance of approximately 494,764 shares of common stock. The Company recorded the inducement to convert the debentures as additional interest expense.

Agreement with OPKO Health, Inc.

On October 29, 2013, in connection with the entry into the 2013 Purchase Agreement, the Company entered into an agreement (the “OPKO Agreement”) with OPKO Health, Inc. (“OPKO”) and Frost Group, LLC (“Frost Group”). Under the terms of the OPKO Agreement, as an inducement to the participation by OPKO and Frost Group (or its affiliates and associates) in the purchase and sale of the Units under the Purchase Agreement, the Company granted OPKO with the following rights, so long as OPKO continues to hold at least 3% of the total number of outstanding shares of the Company’s common stock, determined on a fully-diluted basis (i.e., assuming the issuance of all shares underlying outstanding options, warrants and other rights to acquire common stock): (1) OPKO shall have the right to appoint a non-voting observer to attend all meetings of the Company’s Board of Directors, provided that such appointee enters into a confidentiality agreement with the Company and shall be subject to all applicable Company policies; and (2) OPKO shall have a right of first negotiation that provides it with exclusive rights to negotiate with the company for a 45-day period regarding any potential strategic transactions that the Company’s Board of Directors elects to pursue.

Amendments to Articles of Incorporation or Bylaws

The Company amended its Amended & Restated Certificate of Incorporation, effective as of October 29, 2013, to effect a combination of its common stock at a ratio of 1-for-8 (the “Reverse Split”). The Reverse Split was effective immediately prior to the entry into the Purchase Agreement. The Reverse Split was authorized by the stockholders of the Company on November 10, 2010.

16. SUBSEQUENT EVENTS

In January 2012, the Company received a notice from the University of Pittsburgh, or Pitt, claiming that the Company was in default under its license agreement relating to AR-67 for failure to pay a $250,000 annual license fee under the terms of that agreement and providing the Company with 60 days’ notice to remedy the default. On March 29, 2012, following the Company’s determination not to proceed with further development of AR-67, the Company agreed with Pitt to terminate the license agreement. In February 2013, Pitt commenced an action in the Court of Common Pleas of Allegheny County, Pennsylvania, seeking damages of $250,000, plus interest and costs, based on its claim that the Company breached the license agreement by failing to pay the annual license fee. On March 28, 2013, the Company entered into a settlement agreement with Pitt pursuant to which the Company agreed to pay $235,000 in full satisfaction of all remaining obligations under the license agreement.

On January 30, 2013, the Company’s Board of Directors appointed Randy Thurman as a director of the Company. Mr. Thurman, age 63, is an Operating Executive at AEA Investments LP, a private equity firm. As consideration for his service on the Board, Mr. Thurman will receive an annual cash stipend of $50,000, payable quarterly in arrears. In addition, Mr. Thurman was granted a 10-year option under the 2005 Plan to purchase 25,000 shares of the Company’s common stock at an exercise price of $2.40 per share. The right to purchase one-third of the shares subject to the option vested immediately and the remaining shares subject to the option will vest and become exercisable in two equal annual installments on the first and second anniversaries of Mr. Thurman’s appointment. Mr. Thurman will also receive additional option grants on an annual basis, consistent with the Board’s compensation plan for non-employee directors.

On March 25, 2013, the Company and holders of approximately 80% of the Debentures sold pursuant to the 2012 Purchase Agreement entered into an amendment to the Registration Rights Agreement (see Note 8), permitting the Company, in its sole discretion, to elect to pay liquidated damages resulting from the Company’s failure to successfully cause the registration statement covering the resale of 100% of the Registrable Securities to be declared effective by the SEC by March 26, 2013, by issuing shares of common stock in lieu of cash. If electing to issue shares in lieu of paying cash, the Company shall issue to each investor a number of shares of common stock equal to (a) the aggregate amount of liquidated damages that the Company is electing to pay to such investor in the form of shares, divided by (b) thirty cents ($2.40). Pursuant to the terms of the Registration Rights Agreement, because holders of over two-thirds of the Debentures consented in writing to the March 25, 2013 amendment, such amendment is binding on all holders of Registrable Securities. On March 27, 2013, in accordance with the amendment to the Registration Rights Agreement, the Company issued an aggregate of 123,809 shares of common stock to the investors in lieu of an aggregate cash payment of $297,144, representing the first monthly installment of liquidated damages under the Registration Rights Agreement, as amended.

 In late March 2013, the Company sought the agreement of the Debenture holders to amend their respective Debentures to provide for the accrual of all interest payments under such Debentures until the applicable maturity date in November or December of 2015, with such interest accruing at the rate of 8% per annum, compounding quarterly. As of March 28, 2013, the Company had entered into such amendments with the holders of Debentures in the aggregate principal amount of $7,875,000.

Reverse Split of Common Stock

The Company amended its Amended & Restated Certificate of Incorporation, effective as of October 29, 2013, to effect a combination of its common stock at a ratio of 1-for-8 (the “Reverse Split”). The Reverse Split was authorized by the stockholders of the Company on November 10, 2010. As a result of the Reverse Split, all references to the Company’s common stock, stock options and warrants and other securities convertible into common stock, and per share amounts for all prior periods presented have been retroactively restated to reflect the 1-for-8 reverse split of the common stock.